September 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE: Massachusetts Mutual Variable Annuity Separate Account 2

File No. 811-03354, CIK 0000356985

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the Act), the above referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below has filed or will file their 2012 semiannual report on
Form N-CSR with the Securities and Exchange Commission. These filings are hereby incorporated by reference.

Investment Company	CIK
MML Series Investment Fund II	0001317146
Oppenheimer Variable Account Funds	0000752737

/s/ Richard J. Byrne
Richard J. Byrne
Vice President
Massachusetts Mutual Life Insurance Company